UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on December 31, 2000 pursuant to a request for confidential treatment and for which that confidential treatment expired on 3/31/01, 6/30/01 & 9/30/01.

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [ X ]; Amendment Number:     5
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202


Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.









Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:

      /S/ Henry H. Hopkins        Baltimore, Maryland      March 17, 2004
              [Signature]            [City, State]           [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE

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                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 24

Form 13F Information Table Value Total: 478223

List of Other Included Managers: NONE

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


                                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY

        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------
ACTIVE POWER INC               COMM STK         00504W100     1243   20000   SH      SOLE               0       0     20000
APPLIED BIOSYSTEMS APLERA      COMM STK         038020103    47370  503600   SH      SOLE          425700       0     77900
APPLIED MATERIALS INC          COMM STK         038222105    74407 1255822   SH      SOLE          332600       0    923222
APPLIED MICRO CIRCUITS CO      COMM STK         03822W109    14492   70000   SH      SOLE               0       0     70000
ARTISTDIRECT INC               COMM STK         04315D103      802  650000   SH      SOLE               0       0    650000
CELGENE CORP                   COMM STK         151020104     3875   65100   SH      SOLE           20100       0     45000
CHINA UNICOM                   ADR              16945R104    17166  787000   SH      SOLE               0       0    787000
DAL TILE INTL INC              COMM STK         23426R108     2321  185700   SH      SOLE           85700       0    100000
FIRST DATA CORPORATION         COMM STK         319963104    31746  812700   SH      SOLE          311200       0    501500
GENLYTE GROUP INC              COMM STK         372302109      378   18000   SH      SOLE            4500       0     13500
GUESS                          COMM STK         401617105     2754  244800   SH      SOLE               0       0    244800
H POWER CORP                   COMM STK         40427A108     5020  150000   SH      SOLE               0       0    150000
IMMUNE RESPONSE CORP           COMM STK         45252T106     3398  500000   SH      SOLE               0       0    500000
JDS UNIPHASE CORP              COMM STK         46612J101    64204  535730   SH      SOLE          305130       0    230600
JAKKS PAC INC                  COMM STK         47012E106      393   26700   SH      SOLE            1700       0     25000
LONGVIEW FIBRE CO              COMM STK         543213102     3184  265300   SH      SOLE          130300       0    135000
MCLEODUSA INC                  COMM STK         582266102    19737 1376000   SH      SOLE          819800       0    556200
MICRO THERAPEUTICS INC         COMM STK         59500W100     1019  200000   SH      SOLE               0       0    200000
NORDSTROM INC                  COMM STK         655664100     2769  177900   SH      SOLE          133200       0     44700
PLACER DOME INC                COMM STK         725906101     2796  296300   SH      SOLE          146300       0    150000
REGISTER COM                   COMM STK         75914G101     4756  505600   SH      SOLE          125700       0    379900
SDL INC                        COMM STK         784076101   144788  468000   SH      SOLE          176000       0    292000
SYSCO CORPORATION              COMM STK         871829107    27324  590000   SH      SOLE          334200       0    255800
TELOCITY INC                   COMM STK         87971D103     2281  500000   SH      SOLE               0       0    500000